Convertible debentures (Schedule of detailed information about USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives) (Details)	12 Months Ended
	Oct. 31, 2021 CAD ($) shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 CAD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares
Consolidated Statements of Financial Position
Convertible debentures		$ 2,452,402		$ 3,081,518
Derivative liability		787,081		533,562
Equity component of convertible debentures		14,004		23,952
USD denominated debentures with equity components [Member]
Loan Principal
Opening balance		1,096,200		931,000
Issuance during the year		146,682		185,200
Conversion		(205,100)		(20,000)
Outstanding at year-end		$ 1,037,782		$ 1,096,200
Terms of Loan
Effective annual interest rate		24.00%		24.00%
Consolidated Statements of Financial Position
Carrying value of loan principal		$ 1,036,124		$ 1,083,375
Interest payable		332,605		151,387
Convertible debentures		1,368,729		1,234,762
Derivative liability		0		0
Equity component of convertible debentures		14,004		23,952
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense		28,001		37,934
Interest expense		236,519		194,091
Gain on revaluation of derivative liabilities		0		0
Loss on conversion of convertible debentures		0		0
Loss (gain) on extinguishment of convertible debentures		0		0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares		0		20,000
Amount of interest converted to common shares		$ 30,200		$ 447
Number of common shares issued on conversion of convertible debentures | shares	1,118,519	1,118,519	511,175	511,175
Consolidated Statements of Cash Flows
Amount of principal repaid in cash		$ 205,100		$ 0
Amount of interest repaid in cash		$ 25,101		$ 60,918
USD denominated debentures with equity components [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%	12.00%	12.00%	12.00%
Conversion price to common shares | $ / shares		$ 0.03		$ 0.03
Remaining life (in months)	0 months	0 months	1 month	1 month
USD denominated debentures with equity components [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%	24.00%	24.00%	24.00%
Conversion price to common shares | $ / shares		$ 0.07		$ 0.07
Remaining life (in months)	6 months	6 months	9 months	9 months
CDN denominated debentures with embedded derivatives [Member]
Loan Principal
Opening balance	$ 2,129,705		$ 2,271,017
Issuance during the year	0		17,052
Conversion	(140,518)		(158,364)
Outstanding at year-end	$ 1,989,187		$ 2,129,705
Consolidated Statements of Financial Position
Carrying value of loan principal		$ 609,924		$ 1,403,787
Interest payable		269,455		243,170
Convertible debentures		879,379		1,646,957
Derivative liability		557,323		197,270
Equity component of convertible debentures		0		0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense		1,003,613		723,641
Interest expense		226,520		215,923
Gain on revaluation of derivative liabilities		(2,718,409)		(590,625)
Loss on conversion of convertible debentures		(47,356)		0
Loss (gain) on extinguishment of convertible debentures		1,360,536		(10,919)
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares		100,000		35,000
Amount of interest converted to common shares		$ 160,064		$ 1,168
Number of common shares issued on conversion of convertible debentures | shares	7,744,774	7,744,774	731,440	731,440
Consolidated Statements of Cash Flows
Amount of principal repaid in cash		$ 31,492		$ 93,721
Amount of interest repaid in cash		$ 36,052		$ 93,005
CDN denominated debentures with embedded derivatives [Member] | Minimum [Member]
Terms of Loan
Annual interest rate	12.00%	12.00%	12.00%	12.00%
Effective annual interest rate		13.00%		12.00%
Conversion price to common shares | $ / shares		$ 0.05		$ 0.05
Remaining life (in months)	0 months	0 months	0 months	0 months
CDN denominated debentures with embedded derivatives [Member] | Maximum [Member]
Terms of Loan
Annual interest rate	24.00%	24.00%	24.00%	24.00%
Effective annual interest rate		28735624.00%		1270.00%
Conversion price to common shares | $ / shares		$ 0.08		$ 0.14
Remaining life (in months)	6 months	6 months	6 months	6 months